Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 199,667	$ 141,902	$ 114,022
Adjustments to reconcile net income to net cash provided by operating activities:
Share of profits of companies accounted for at equity, net	1,808	(505)	(1,535)
Depreciation and amortization	115,308	122,184	95,507
Changes in value of debentures, net	517	(624)	(42)
Increase (decrease) in employee benefit liabilities	1,000	(220)	1,194
Gain from disposition of a subsidiary of Matrix IT	(44,260)
Loss (gain) from sale of property, plants and equipment	(37)	(21)	118
Loss from early termination of lease	80
Stock-based compensation expenses	14,953	14,767	7,779
Changes in value of short-term and long-term loans from banks and others and deposits, net	(4,688)	2,030	5,482
Changes in deferred taxes, net	(18,142)	(7,997)	(6,348)
Cash paid in respect of acquisitions of activities	(4,060)	(556)
Change in liability in respect of business combinations	(2,971)	5,296	(643)
Impairment of right-of-use asset		1,439	351
Change in fair value of financial assets measured at fair value through profit or loss	19
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	76	96	(70)
Gain from revaluation of dividend preference derivative in TSG	(1,221)	(255)	(48)
Effect of exchange rate on cash and cash equivalents held in currencies other than the functional currency	2,412	614	1,200
Working capital adjustments:
Decrease (increase) in inventories	(13,756)	4,642	(10,966)
Decrease (increase) in trade receivables	(51,398)	(150,818)	23,312
Decrease in other current and long-term accounts receivable	2,627	20,506	8,735
Increase in trade payables	25,330	40,076	10,954
Increase in other accounts payable and employees and payroll accrual	22,292	7,255	34,859
Increase (decrease) in deferred revenues	(6,418)	9,283	4,282
Net cash provided by operating activities	239,138	209,094	288,143
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(52,262)	(77,155)	(141,364)
Proceeds from sale of a subsidiary of Matrix IT (Appendix D)	42,928
Taxes paid in conjunction with sale of a subsidiary	(8,424)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(5,181)	(8,630)	(9,111)
Payments to former shareholders of consolidated company		(161)	(6,656)
Purchase of intangible assets	(3,142)	(872)	(2,852)
Purchase of other investment	(15,073)	(500)
Purchase of property and equipment	(22,063)	(17,352)	(16,651)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income or loss, net	309		5,429
Proceeds from sale of property and equipment	633	2,283	693
Receipt (grant) of short-term loans		303	(283)
Restricted deposit on account of acquisition			22,890
Dividend from companies accounted for at equity	48	83	3,000
Change in short-term and long-term deposits	2,042	4,641	(22,822)
Capitalization of software development and other costs	(14,110)	(12,832)	(9,305)
Net cash used in investing activities	(74,295)	(110,192)	(177,032)
Cash flows from financing activities:
Exercise of employees’ stock options in subsidiaries		2,079	5,306
Proceeds from issuance of ordinary shares in subsidiaries			108,737
Dividend paid to non-controlling interests	(96,530)	(62,993)	(40,519)
Dividend to Formula’s shareholders	(21,778)	(22,081)	(14,939)
Short-term bank credit, net	(7,315)	36,261	(29,630)
Repayment of long-term loans from banks and others	(87,894)	(84,241)	(79,348)
Receipt of long-term loans from banks and others	65,678	62,707	91,024
Proceeds from issuance of debentures, net	199,051	50,295	60,346
Repayment of long-term liabilities to IIA	(642)	(825)	(457)
Repayment of debentures	(53,105)	(46,981)	(29,844)
Purchase of non-controlling interests	(16,795)	(1,700)	(6,330)
Repayment of lease liabilities	(49,702)	(44,086)	(33,583)
Cash paid due to exercise of put option by non-controlling interests	(1,854)	(2,565)	(21,030)
Redemption of capital note of non-controlling interests in subsidiaries	(95)
Net cash provided (used) by financing activities	(70,981)	(114,130)	9,733
Effect of exchange rate changes on cash and cash equivalents	(34,910)	(1,030)	12,140
Increase (decrease) in cash and cash equivalents	58,952	(16,258)	132,984
Cash and cash equivalents at beginning of year	485,392	501,650	368,666
Cash and cash equivalents at end of year	544,344	485,392	501,650
A Supplemental cash flow information:
Interest paid	17,573	15,344	16,571
Interest received	2,325	459	511
Taxes paid (received), net	51,259	38,393	44,659
B. Non-cash activities:
Purchase of property and equipment	930	1,627
Dividend payable to non-controlling interests	111	331	216
Right-of-use asset recognized with corresponding lease liability	52,319	39,116	20,495
C. Acquisition of newly-consolidated subsidiaries and activities, net of cash acquired:
Working capital (other than cash and cash equivalents)	(5,457)	1,623	(604)
Inventories	(3,536)
Short-term investments	(752)
Short-term deposits	(191)
Property and equipment	(1,433)	(1,507)	(13,152)
Goodwill and intangible assets	(87,905)	(108,048)	(197,258)
Right-of-use assets	(2,754)	(2,401)	(2,324)
Other long-term assets	(123)	(187)	(8,773)
Liabilities to banks and others	5,142	6,431	10,598
Long-term liabilities	1,240	1,306	13,739
Lease liabilities	2,754	2,769	2,324
Deferred tax liability, net	5,692	9,662	18,626
Liability to formerly shareholders	7,327	1,518	7,596
Deferred payments and contingent consideration	23,515	7,663	4,536
Non-controlling interests at acquisition date	4,219	4,016	23,328
Total	(52,262)	(77,155)	(141,364)
Assets and liabilities of the subsidiary at date of sale:
Working capital (other than cash and cash equivalents)	(6,798)
Short-term investments	5,004
Property and equipment	782
Goodwill and intangible assets	439
Other long-term assets	67
Long-term liabilities	(15)
Non-controlling interests at the sale date	(811)
Gain from realization of a subsidiary	44,260
Total	$ 42,928